Property, Plant and Equipment - Schedule of Future Operating Lease Payments for Land, Buildings and Equipment (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Future Operating Lease Payments Land, Buildings and Equipment	$ 137,203	$ 203,165
Land Buildings And Equipment [member] | 1 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Operating Lease Payments Land, Buildings and Equipment	23,140	23,021
Land Buildings And Equipment [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Operating Lease Payments Land, Buildings and Equipment	59,171	76,949
Land Buildings And Equipment [member] | Later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Operating Lease Payments Land, Buildings and Equipment	$ 54,892	$ 103,195